Financial liabilities at amortized cost – deposits (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities At Amortized Cost Deposits
Schedule of deposits

	2024	2023

Bank receipt of deposits (RDB)	21,511,844	21,054,443
Deposits in electronic money	6,796,826	2,388,601
Bank certificate of deposit (CDB)	546,395	248,086
Total	28,855,065	23,691,130

Schedule of breakdown by maturity

	2024			2023
	Up to 12 months	Over 12 months	Total	Up to 12 months	Over 12 months	Total
Bank receipt of deposits (RDB)	21,402,435	109,409	21,511,844	20,900,095	154,348	21,054,443
Deposits in electronic money	6,796,826	-	6,796,826	2,388,601	-	2,388,601
Bank certificate of deposit (CDB)	462,407	83,988	546,395	213,707	34,379	248,086
Total	28,661,668	193,397	28,855,065	23,502,403	188,727	23,691,130